VESSELS (Table)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2009	523,689	(179,291)	344,398
Purchase of vessels	134,201	—
Depreciation	—	(19,567)
Balance at December 31, 2010	657,890	(198,858)	459,032
Depreciation	—	(22,759)
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to Vessel to held for sale	(74,455)	52,932
Disposal of vessels	(236,257)	157,415
Impairment loss	(41,597)	—
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826